Balance Sheet Components - Property and Equipment (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 15,750,000	$ 13,221,000	$ 10,128,000
Less: accumulated depreciation and amortization	(7,456,000)	(6,152,000)	(4,580,000)
Total property and equipment, net	8,294,000	7,069,000	5,548,000
Computer equipment
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	6,280,000	6,078,000	4,459,000
Capitalized product development costs
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	4,029,000	3,230,000	2,998,000
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	1,062,000	974,000	630,000
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	2,562,000	2,314,000	2,041,000
Software
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	11,000	11,000
Assets not yet in service
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 1,806,000	$ 614,000